Balance Sheet R$ in Millions, $ in Millions	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Current assets
Cash and cash equivalents	R$ 5,842	R$ 2,550
Trade receivables	570	265
Inventories	6,467	4,380
Recoverable taxes	1,055	876
Derivative financial instruments	27	4
Dividends receivable		16
Other accounts receivable	52	59
Other current assets	71	72
Current assets other than non-current assets or disposal groups classified as held for sale	14,084	8,222
Assets held for sale	95	550
Total current assets	14,179	8,772
Non-current assets
Recoverable taxes	927	770
Deferred income tax and social contribution	6	45
Derivative financial instruments	155	28
Related parties	252	114
Restricted deposits for legal proceedings	56	119
Other non-current assets	9	10
Investments	833	789
Property, plant and equipment	19,183	10,320
Intangible assets	5,018	1,887
Total non-current assets	26,439	14,082
Total assets	40,618	22,854
Current liabilities
Trade payables, net	8,538	5,566
Trade payables – Agreements	2,039	573
Trade payables – Agreements – Acquisition of Extra stores	2,422
Borrowings and financing	829	433
Debentures and promissory notes	431	180
Payroll and related taxes	584	425
Lease liabilities	435	244
Related parties	201	368
Taxes payable	265	158
Deferred revenues	328	356
Dividends and interest on own capital payable	111	168
Other current liabilities	233	173
Total current liabilities	16,416	8,644
Non-current liabilities
Trade payables – Agreements – Acquisition of Extra stores	780
Borrowings and financing	737	1,154
Debentures and promissory notes	10,594	6,266
Provision for legal proceedings	165	205
Related parties	60
Lease liabilities	7,925	3,807
Deferred revenues	31
Other non-current liabilities	14	12
Total non-current liabilities	20,306	11,444
Shareholders´ equity
Share capital	1,263	788
Capital reserves	36	18
Earnings reserves	2,599	1,961
Other comprehensive income	(2)	(1)
Total shareholders’ equity	3,896	2,766
Total liabilities and shareholders´ equity	R$ 40,618	R$ 22,854